Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			$ (103,736,696)	$ (139,056,243)	$ (121,295,334)
Reversal of impairment			67,382,996	107,773,089	142,714,331
(Impairment) / Reversal of impairment, net		$ (1,822,359)	(36,353,700)	(31,283,154)	21,418,997
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(71,761,571)	(1,275,480)	(13,788,470)
Reversal of impairment				43,519,422	14,448,080
(Impairment) / Reversal of impairment, net			(71,761,571)	42,243,942	659,610
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	[1]		(31,882,681)	(133,523,711)	(63,252,635)
Reversal of impairment	[1]		66,914,222	29,487,824	128,266,251
(Impairment) / Reversal of impairment, net	[1]		35,031,541	(104,035,887)	65,013,616
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment					(40,288,338)
Reversal of impairment			426,560	34,119,240	(40,288,388)
(Impairment) / Reversal of impairment, net			426,560	34,119,240	(40,288,338)
Pemex Fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(92,444)	(2,298,775)	(2,246,264)
(Impairment) / Reversal of impairment, net			(92,444)	(2,298,775)	(2,246,264)
PMI Azufre Industrial [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				(796,263)
Reversal of impairment			42,214
(Impairment) / Reversal of impairment, net			$ 42,214	(796,263)
PMI NASA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				(1,162,014)	(1,719,627)
Reversal of impairment				646,603
(Impairment) / Reversal of impairment, net				$ (515,411)	$ (1,719,627)

[1]	See Note 4 for the correction of error in the impairment of Pemex- Exploration and Production CGUs for 65,799,060.